Depreciation, Amortization And Asset Removal Costs	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation, Amortization And Asset Removal Costs	DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2021	2020
Depreciation of property, plant and equipment	709	691
Amortization of intangible assets	76	69
Amortization of regulatory assets	30	23
Depreciation and amortization	815	783
Asset removal costs	107	101
	922	884